Cover	Jun. 16, 2026
Cover [Abstract]
Entity Registrant Name	RPC, INC.
Entity Central Index Key	0000742278
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 16, 2026
Entity File Number	1-8726
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	58-1550825
Entity Address Address Line 1	2801 Buford Highway NE
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Atlanta
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30329
City Area Code	404
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	321-2140
Security 12b Title	Common Stock, $0.10 par value
Trading Symbol	RES
Security Exchange Name	NYSE